SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Accounting
The consolidated financial statements (“financial statements”) and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Included among the material (or potentially material) reported amounts and disclosures that require the use of estimates are fair value of certain financial assets, value of business acquired (“VOBA”), future policy benefits (“FPB”), market risk benefits (“MRB”), valuation of embedded derivatives in policyholders’ account balances (“PAB”), policy and contract claims, deferred income taxes including the recoverability of deferred tax assets. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.

Adoption of New Accounting Standards and Recently issued accounting pronouncements
Adoption of New Accounting Standards
During the year, the Company adopted the following Accounting Standard Updates (“ASU”), issued by the Financial Accounting Standards Board (“FASB”). ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2023-09 – On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this ASU aim to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. Among other things, it requires, on an annual basis, the disclosure of the following: (i) specific categories in the rate reconciliation; (ii) additional information for reconciling items that meet a quantitative threshold; (iii) the amount of income taxes paid disaggregated by federal, state, and foreign taxes; and (iv) the amount of income taxes paid disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than 5 percent of total income taxes paid. This ASU was effective for annual reporting periods beginning after December 15, 2024 to be applied prospectively with an option for retrospective application, with early adoption permitted. As a result of adopting this ASU prospectively, we added additional information in our income tax disclosure. See Note 22.
Recently issued accounting pronouncements
The Company continues to assess the impacts of the following ASUs issued but not yet adopted as of December 31, 2025 on the financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2024-03 and ASU 2025-01 – On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this ASU require public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. On January 6, 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which explains the effective date provisions of ASU 2024-03 for non-calendar year-end entities. ASU 2024-03 will be effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, to be applied on either a retrospective or prospective basis subject to certain exceptions, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements. However, as they apply to disclosure requirements, the adoption of this ASU is not anticipated to have a material impact on our profitability, financial position or cash flows.
ASU 2025-06 – On September 18, 2025, the FASB issued ASU 2025-06, Intangible—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The amendments in this ASU eliminate accounting consideration of software project development stages and clarifies the threshold entities should apply to begin capitalizing software costs. ASU 2025-06 will be effective for annual and interim reporting periods beginning after December 15, 2027. We are currently evaluating the impact of this ASU on our financial statements.

Basis of Consolidation
Basis of Consolidation
These financial statements include the accounts of the Company and its consolidated subsidiaries, which are legal entities where the Company has a controlling financial interest by either holding a majority voting interest or as the primary beneficiary of the variable interest entity (“VIE”). All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
For a legal entity in which the Company holds a variable interest, the Company first considers whether it meets the definition of a VIE and therefore should apply the guidance under the VIE model. An entity is a VIE if any one of the following conditions exist: (a) the total equity investment at risk is not sufficient for the legal entity to finance its activities without additional subordinated financial support; (b) the holders of the equity investment at risk as a group lack either the power to direct the most significant activities of the entity, the obligation to absorb the expected losses, or the right to receive the expected residual returns; or (c) the entity is structured with non-substantive voting rights, where the voting rights of some investors are disproportionate to their obligation to absorb the expected losses of the legal entity, their rights to receive the expected residual returns of the legal entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of the investor with disproportionately few voting rights.
The Company consolidates all VIEs for which it is the primary beneficiary, which is the case when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.
Entities that are determined not to be VIEs are voting interest entities (“VOEs”), which are evaluated under the voting interest model, under which a controlling financial interest is established through a majority voting interest or through other means.
The consolidation assessment, including the determination as to whether an entity qualifies as a VIE or VOE, depends on the specific facts and circumstances for each entity and requires judgment.

Stockholders' equity
Class A exchangeable shares: the Company’s equity interests include the class A exchangeable shares held by public shareholders. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Each class A exchangeable share is structured with the intention of providing an economic return equivalent to one Brookfield Class A Share due to each exchangeable share (i) being exchangeable at the option of the holder for one Brookfield Class A Share or its cash equivalent (the form of payment to be determined at the election of Brookfield Corporation), subject to certain limitations, and (ii) receiving distributions at the same time and in the same amounts as dividends on the Brookfield Class A Shares. Each class A exchangeable share is exchangeable with Brookfield at the option of the holder for one Brookfield Class A Share (subject to adjustment to reflect certain capital events) or its cash equivalent (the form of payment to be determined at the discretion of Brookfield), plus unpaid distributions.
Each class A exchangeable share, held on the record date, has voting rights and is entitled to cast one vote at a meeting of shareholders of the Company.
The class A exchangeable shares are classified as equity instruments. The class A exchangeable shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class A exchangeable shares rank in priority to the class C shares, they are not considered common stock of the Company.
Prior to its redesignation into Class A exchangeable shares on August 29, 2024, the Company’s equity interest included the class A-1 exchangeable non-voting shares held by public shareholders, which were classified as equity instruments. The class A-1 exchangeable shares were issued capital of the Company and as a result were not adjusted for changes in market value. As class A-1 exchangeable shares ranked in priority to the class C shares, they were not considered common stock of the Company.
Class B shares: the Company’s equity interests include the class B shares held by the BNT Partners Trust. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Distributions on the class B shares will be paid, or in the case of a distribution made pursuant to a capital reduction, will be returned, in each case, at the same time and in the same amount per share as dividends on a Brookfield Class A Shares. The BNT Partners Trust is entitled to one vote on any matter and can cast one vote for each class B share held at the record date.
The class B shares are classified as equity instruments. The class B shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class B shares rank in priority to the class C shares, they are not considered common stock of the Company.
Class C shares: the Company’s equity interests include the class C shares held by Brookfield. The class C shares are non-voting shares that are entitled to the residual economic interest in the Company after payment in full of the amount due to holders of our class A and A-1 exchangeable shares and our class B shares and subject to the prior rights of holders of the class A redeemable junior preferred shares.
The class C shares are classified as equity instruments. The class C shares are issued capital of the Company and as a result are not adjusted for changes in market value.
Class A redeemable junior preferred shares: These redeemable junior preferred shares are non-voting and entitle the holders thereof to a fixed cumulative 4.5% preferential cash dividend payable annually as and when declared by the issuer’s board of directors.
Each of these junior preferred shares is redeemable at the option of the holder at any point on or after the 50th anniversary of the date of issue at $25 plus accrued and unpaid dividends, subject to certain restrictions. These junior preferred shares are also convertible into the Company’s class C shares at a conversion rate equal to $25 plus accrued and unpaid dividends divided by the then fair market value of a class C share. Due to the holder redemption option, these junior preferred shares have been classified as mezzanine equity, measured at their redemption value at each reporting date on the consolidated statements of financial position (“statements of financial position”). The dividends are recognized as a reduction of retained earnings in the consolidated statements of changes in equity (“statements of equity”).
On December 6, 2024, Brookfield, as the sole holder of our class A redeemable junior preferred shares, exercised its right to convert all outstanding class A redeemable junior preferred shares into 53,947,528 class C shares. As of December 31, 2025 and 2024, there were no class A redeemable junior preferred shares issued and outstanding.

Business combinations
Business combinations are accounted for using the acquisition method. The purchase consideration of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets transferred, liabilities incurred, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree, if applicable, is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill.
Transaction costs are recorded as operating expenses on the consolidated statements of operations (“statements of operations”).

Investments
Available-for-sale fixed maturity securities primarily include bonds, asset backed securities (“ABS”) and private debt securities. Available-for-sale fixed maturity securities, which may be sold prior to their contractual maturity, are classified as available-for-sale (“AFS”) and are carried at fair value with changes in fair value recognized in other comprehensive income, except for those that are designated as hedged items in a fair value hedge, for which changes in fair value are recognized during the period of the hedge in “Investment related gains (losses)” within the statements of operations.
For available-for-sale fixed maturity securities in an unrealized loss position, the Company first assesses whether it intends to sell the security or will be required to sell the security before recovery of its amortized cost basis. If either of these criteria are met, the security’s amortized cost basis is written down to fair value through income in “Investment related gains (losses)” within the statements of operations. Refer to “Credit loss allowances and impairments” within this note for impairment or credit loss-related considerations.
Equity securities primarily include common stock, preferred stock and private equity. Equity securities are carried at fair value with changes in fair value recognized in “Investment related gains (losses)” within the statements of operations, except for certain private equities that are carried at cost less impairment, if any, due to the lack of their readily determinable fair values.
Mortgage loans on real estate and private loans are both measured at amortized cost using the effective interest rate method. The amortized cost basis includes the unamortized principal, interest, discounts or premiums and deferred expenses, net of allowances for expected credit loss. Interest income, prepayment fees, amortization of premiums and origination fees and accrual of discounts are reported in “Net investment income” in the statements of operations. However, interest ceases to accrue for loans that are impaired or in default, which is when payments are more than 90 days past due, when collection is not probable, or when a loan is in foreclosure. When a loan is placed on non-accrual status, uncollected past due accrued interest income that is considered uncollectible is charged off against net investment income. Income on impaired loans is reported on a cash basis. When collection of the impaired loan becomes probable again, it is placed back into accrual status. Cash receipts on impaired loans are recorded as a reduction of principal, interest income, expense reimbursement, or other manner in accordance with the loan agreement. In the statements of operations, gains and losses from the sale of loans and changes in allowances are reported in “Investment related gains (losses)” within the statements of operations.
Mortgage loans and private loans are both presented net of the Company’s recorded allowance for expected credit loss, which represents the portion of amortized cost basis that the Company does not expect to collect. Refer to “Credit loss allowances and impairments” within this note.
Policy loans are carried at the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, the carrying value of policy loans approximates fair value.
Investment real estate is stated at cost less accumulated depreciation and includes certain residential investment real estate through consolidation of investment company VIEs in accordance with ASC 946, Financial Services – Investment Companies (“ASC 946”), which are reported at fair value with the change in fair value on these investments reported in “Net investment income” within the statement of operations. Fair values of residential investment real estate are initially based on the cost to purchase the properties and subsequently determined using broker price opinions.
The Company periodically reviews its investment real estate for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included as an adjustment to “Investment related gains (losses)” in the statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of its cost or its estimated fair value at the date of foreclosure.
The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated while it is classified as held-for-sale.
Real estate partnerships are comprised of real estate joint ventures and other limited partnerships and include VIEs that are accounted for using the equity method of accounting. For certain real estate joint ventures and other limited partnerships, the Company elected the fair value option in accordance with ASC 825, Financial Instruments (“ASC 825”) as accounting for such investments at fair value is consistent with how the Company manages and evaluates them. These investments are fair valued on a recurring basis with the change in fair value reported in “Net investment income” in the statements of operations. In addition, certain other real estate joint ventures and limited partnership interest are consolidated investment company VIEs. These investments are fair valued on a recurring basis with the change in fair value reported in “Net investment income”.
The Company routinely evaluates its investments in those investees for impairment. The Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an impairment is deemed to have occurred at the joint venture level, the Company recognizes its share as an adjustment to “Net investment income” to record the investment at its fair value. When an impairment results from the Company’s separate analysis, an adjustment is made through “Investment related gains (losses)” to record the investment at its fair value.
Investment funds are comprised of certain non-fixed income, alternative investments in the form of limited partnerships or similar legal structures for which the Company is not the primary beneficiary and therefore is not required to consolidate. The Company typically accounts for investment funds using the equity method of accounting unless our interest is so minor that we have virtually no influence over partnership operating or financial policies. In addition, the Company has concluded that it is the primary beneficiary for certain investments funds, which are investment company funds in scope of ASC 946 and consolidate the underlying funds. Fair value valuation methods include net asset value (“NAV”) as a practical expedient and discounted cash flow models for certain investment funds where we elected the fair value option under ASC 825 or fair valued due to the consolidation of an investment company VIE under ASC 946. We elected the fair value option under ASC 825 for certain investment funds as accounting for such investments at fair value is consistent with how we manage and evaluate them. Income may be reported on a quarter lag due to the availability of the related financial statements of these investment funds. Investment funds also include our investment in equity securities accounted for using the equity method of accounting due to our ability to exercise significant influence.
Policy loans are carried at the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, the carrying value of policy loans approximates fair value.
Short-term investments include highly liquid securities and other investments with original maturities of over 90 days and less than one year at the date of acquisition. Securities included within short-term investments are stated at fair value with amortized cost used as an approximation of fair value for certain investments.
Net investment income include interest and dividend income on investments as well as the change in fair value on investments reported at fair value under ASC 946 or for those for which we elected the fair value option under ASC 825. Interest income on investments is calculated using the effective interest method. Dividend income is recognized when the right to receive payments is established.

Other invested assets
Other invested assets are primarily comprised of derivatives assets, net of qualifying collaterals held. Federal Home Loan Bank (“FHLB”) stock, as well as separately managed accounts which are portfolios of individual securities, such as stocks or bonds, that are managed on behalf of the Company by an investment manager, are also included in other invested assets and are carried at cost or market value if available from the account manager. Other invested assets also include financing receivables, residual tranche investments, company owned life insurance (“COLI”), tax credit partnerships. The Company elected the fair value option under ASC 825 for its residual tranche investments as accounting for such investments at fair value is consistent with how the Company manages and evaluates them.

Derivative instruments
Derivative instruments include call options used to fund fixed indexed annuity contracts and equity-indexed universal life contracts (“insurance-related derivatives”) as well as other derivative instruments purchased to manage foreign currency exposure and other market risks associated with certain assets and liabilities. Derivative instruments are recorded at fair value on the acquisition date and subsequently revalued at fair value at each reporting date. Derivative instruments with positive values are recorded as derivative assets within “Other invested assets” and derivative instruments with negative fair values are reported as derivative liabilities within “Other liabilities” in the statements of financial position. If a derivative is not designated for hedge accounting, changes in the fair value of derivatives are recorded in “Investment related gains (losses)” in the statements of operations, except for insurance-related derivatives, whose fair value changes are recorded in “Change in fair value of insurance-related derivatives and embedded derivatives”, along with fair value changes from embedded derivatives on related fixed indexed annuity and equity-indexed universal life contracts.
Where the Company has a master netting agreement with its counterparty that allows for the netting of the Company’s derivative asset and liability positions, the Company elects to offset such derivative assets and liabilities and present them on a net basis on the statements of financial position. Further, in some instances, the Company holds collateral to offset exposure from, or pledges collateral to offset exposure to, its counterparties relating to its derivative instruments. The Company elects to offset collateral supporting credit risk that is restricted to the Company’s use for the derivative exposure when a master netting arrangement is in place and all offsetting criteria are met.
Hedge accounting
To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company identifies (i) how the hedging instrument is expected to hedge the designated risks related to the hedged item; (ii) the method that will be used to retrospectively and prospectively assess the hedge effectiveness; and (iii) the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at each reporting period throughout the life of the hedge accounting relationship.
The Company applies fair value hedge accounting treatment to certain of its qualifying derivative instruments in relation to foreign currency risks of certain available-for-sale fixed maturity securities as well as interest rate risks related to certain funding agreements. Under a fair value hedge, the changes in the fair value of of the hedging derivative and changes in the fair value of the hedged items related to the designated risk being hedged are reported on the statements of operations in the same line item. When the hedged items are available-for-sale fixed maturity securities, changes in fair value of the hedged items that relate to the designated risk are recognized in earnings instead of other comprehensive income, and the carrying values of the hedged items are not remeasured.
The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value of a hedged item; (ii) the derivative expires, is sold, terminated or exercised; or (iii) the derivative is de-designated as a hedging instrument. When hedge accounting is discontinued, the derivative continues to be carried at fair value on the statements of financial position, with changes in the fair value recognized in “Investment related gains (losses)” in the statements of operations.
Change in fair value of insurance-related derivatives and embedded derivatives include the change in fair value of embedded derivatives for fixed indexed annuities, equity-indexed universal life contracts and funds withheld for reinsurance liabilities, as well as the change in fair value of insurance-related derivatives, which are call options used to fund fixed indexed annuity contracts and equity-indexed universal life contracts. The change in fair value of embedded derivatives for fixed index annuities equals the change in the difference between policy benefit reserves for fixed index annuities computed under the derivative accounting standard and the long-duration contracts accounting standard as of each reporting date.

Credit loss allowances and impairments
Credit loss allowances and impairments
Available-for-sale fixed maturity securities
For available-for-sale fixed maturity securities in an unrealized loss position, if the Company does not intend to sell the security or will not be required to sell the securities before recovery of its amortized cost basis, the Company evaluates whether the decline in fair value has resulted from credit loss or market factors.
The Company determines whether an allowance for credit loss should be established for fixed maturity securities by assessing all facts and circumstances surrounding each security. Where the decline in fair value of fixed maturity securities is attributable to changes in market interest rates or to factors such as market volatility, liquidity and spread widening, and we anticipate recovery of all contractual or expected cash flows, we do not consider these securities to have credit loss because we do not intend to sell these securities, and it is not more likely than not we will be required to sell these securities before a recovery of amortized cost, which may be maturity.
If we intend to sell a fixed maturity security or if it is more likely than not that we will be required to sell a security before recovery of its amortized cost basis, credit loss has occurred and the difference between amortized cost and fair value will be recognized as a loss in the statements of operations.
If we do not intend to sell and it is not more likely than not we will be required to sell the fixed maturity security but also do not expect to recover the entire amortized cost basis of the security, a credit loss would be recognized in the amount of the expected credit loss in the statements of operations. We determine the amount of expected credit loss by calculating the present value of the cash flows expected to be collected discounted at each security’s acquisition yield based on our consideration of whether the security was of high credit quality at the time of acquisition.
An allowance for credit losses is recorded through income in “Investment related gains (losses)” limited to the amount fair value is less than amortized cost. If the fair value is less than the net present value of its expected cash flows at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) for the difference between the fair value and the net present value of the expected cash flows.
Expected credit losses
The Company records an allowance for credit loss in earnings within “Investment related gains (losses)” in an amount that represents the portion of the amortized cost basis of mortgage and private loans that we do not expect to collect, resulting in the loans being presented at the net amount expected to be collected. In determining the our credit loss allowances, management applies significant judgment to estimate expected lifetime credit loss, including: (i) pooling loans that share similar risk characteristics; (ii) considering expected lifetime credit loss over the contractual term of its loans adjusted for expected prepayments and any extensions; and (iii) considering past events and current and forecasted economic conditions. The allowance is calculated quarterly for each loan type based on its unique inputs. The Company uses the discounted cash flow model to assess expected credit loss.
Mortgage loans – On an ongoing basis, mortgage loans with dissimilar risk characteristics (i.e., loans with significant declines in credit quality) and collateral dependent mortgage loans (i.e., when the borrower is experiencing financial difficulty, including when foreclosure is probable) may be evaluated individually for credit loss.
The valuation allowances for each of our mortgage loan portfolios are estimated by deriving probability of default and recovery rate assumptions based on the characteristics of the loans in each portfolio, historical economic data and loss information, and current and forecasted economic conditions. Key loan characteristics impacting the estimate for our commercial mortgage loan portfolio include the current state of the borrower’s credit quality, which considers factors such as loan-to-value (“LTV”) and debt service coverage ratios (“DSCR”), loan performance, underlying collateral type, delinquency status, time to maturity, and original credit scores. Key loan characteristics impacting the estimate for our agricultural and residential mortgage loan portfolios include the current state of the borrowers’ credit quality, delinquency status, time to maturity and original credit scores.
The allowance for a collateral dependent loan, which is typically a mortgage loan, is established as the excess of amortized cost over the estimated fair value of the loan’s underlying collateral, less selling cost when foreclosure is reasonably possible or probable. Accordingly, the change in the estimated fair value of collateral dependent loans is recorded as a change in the allowance for credit losses which is recorded on a quarterly basis as a charge or credit to earnings.
The Company’s mortgage loans are primarily originated and are not purchased in the secondary market; as such, the mortgage loans would not generally be subject to purchased credit deteriorated considerations. For any purchased mortgage loans, the Company performs an analysis that includes both qualitative and quantitative considerations to determine whether any purchases have had more-than-insignificant credit deterioration since origination.
Private loans – For private loans, credit loss allowances are estimates of expected credit losses, established for loans upon origination or purchase, considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the loans. The estimates of expected credit losses are developed using a quantitative probability of default and loss given default methodology, in which default assumptions reflect applicable agency credit ratings or, when such external credit ratings are not available, internally developed ratings. Loans are evaluated on a pooled basis when they share similar risk characteristics; otherwise, they are evaluated individually.

Cash and cash equivalents	Cash and cash equivalents have durations that do not exceed 90 days at the date of acquisition, include cash on-hand and in banks, as well as amounts invested in money market funds.
Accrued investment income
Accrued investment income is presented separately on the statements of financial position and excluded from the carrying value of the related investments, primarily available-for-sale fixed maturity securities and mortgage loans. The Company has made an accounting policy election not to measure an allowance for credit losses for accrued interest receivable on amortized cost investments and to directly write off the uncollectible balance.

Reinsurance
Reinsurance funds withheld are receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements in which the subsidiaries of the Company act as reinsurers. The receivable represents assets that are held in custodial accounts that are legally segregated from the third-party ceding companies’ general accounts and are managed by our subsidiaries. The assets are typically cash and cash equivalents and fixed income asset types. In the event of ceding companies’ insolvency, the subsidiaries would need to assert a claim on the assets supporting the reserve liabilities. However, the subsidiaries have the ability to offset amounts owed to the ceding companies. Interest generally accrues on these assets based upon the investment earnings on the underlying investments. The subsidiaries are subject to the investment performance and have all economic rights and obligations on the funds withheld assets, in a fashion similar to the invested assets held directly by the subsidiaries. The underlying agreements contain embedded derivatives. Derivatives embedded in reinsurance contracts which are not closely related to the host contract are separated and measured at fair value in the statements of financial position and presented within “Reinsurance funds withheld”. Changes in the fair value are included in the “Net investment results from funds withheld” in the statements of operations.
Reinsurance recoverables and deposit assets include the reinsurance receivables from cedants or reinsurers, reinsurance recoverables from reinsurers, and deposit assets associated with reinsurance agreements.
For long term duration contracts, each reinsurance agreement is assessed to determine whether the agreement transfers significant insurance risk to the reinsurer. If insurance risk is transferred, the Company utilizes the reinsurance method of accounting. If the agreement does not transfer significant insurance risk, the Company utilizes the deposit method of accounting. The reinsurance recoverables and deposit assets include deposit assets, reinsurance MRB, amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported (“IBNR”), PAB and FPB. The reinsurance recoverables are presented net of a reserve for collectability. The Company has ceded disability, medical and long-term care insurance, annuity contracts including lifetime income benefit riders, as well as pension risk transfer (“PRT”) contracts with significant insurance risk to other insurance companies through reinsurance. The Company also cedes annuity contracts without significant insurance risk to other insurance companies.
For short term duration contracts, reinsurance recoverables are the estimated amount due to the Company from reinsurers related to paid and unpaid ceded claims and claim adjustment expenses (“CAE”) and are presented net of a reserve for collectability. Recoveries of gross ultimate losses under the non-catastrophe reinsurance are estimated by a review of individual large claims and the ceded portion of IBNR claims using assumed distribution of loss by percentage retained. Recoveries of gross ultimate losses under the Company’s catastrophe reinsurance are estimated by applying reinsurance treaty terms to estimates of gross ultimate losses. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported and the estimate of gross ultimate losses. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.
Reinsurance receivables include amounts receivable from third party reinsurers and cedants. The reinsurance receivables which will be settled within a year are short-term in nature, and their fair values approximate carrying value. Reinsurance receivables include future installment payments for ceding commissions on reinsured annuity contracts. The receivable is recorded at the net present value of the installment payments.
Funds withheld for reinsurance liabilities represent the payable for amounts contractually withheld in accordance with reinsurance agreements where certain of our subsidiaries act as cedants. While the assets in the funds withheld are legally owned by the cedant, the reinsurer is subject to all investment performance and economic rights and obligations to the funds withheld assets similar to invested assets held directly by the reinsurer. The assets in the funds withheld account, including cash and cash equivalents, fixed income securities and derivatives carried at fair value, are recorded in respective investment line items in our statements of financial position. These funds withheld assets are offset by recognizing a corresponding funds withheld liability. The funds withheld liability includes an embedded derivative that is bifurcated from the host contract. The fair value of the embedded derivative is calculated based upon the change in the fair value of the underlying liabilities in the funds withheld agreement compared to the change in the fair value of the assets in the funds withheld account. These embedded derivatives are included within “Funds withheld for reinsurance liabilities” along with the host contract on the statements of financial position. Changes in the fair value of these embedded derivatives are included in “Change in fair value of insurance-related derivatives and embedded derivatives” in the statements of operations.

Property and equipment
Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The costs of assets include the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of property and equipment commences when it is available for use. Property and equipment are depreciated on a straight-line basis over the estimated useful lives of each component of the property and equipment. The estimated useful lives of the property and equipment are three to 30 years.
Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The right-of-use asset is depreciated on the straight-line basis over the lease term. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

Intangible assets
Intangible assets are primarily from the acquisition of American National, Clearbrook and AEL. Definite-lived intangible assets include distribution relationships, trade names and an unpaid claims reserve intangible asset, as well as other intangible assets such as capitalized software and leases. Indefinite-lived intangible assets represent insurance licenses.
(i) Distributor relationships
The distribution assets reflect relationships American National, Clearbrook, and AEL have with their respective third-party intermediaries that generate new business for the Company. These assets were valued using the multi-period excess-earnings method, which derives value based on the present value of the after-tax cash flows attributable to the intangible asset only. The useful life of distributor relationships ranges approximately from 15 to 30 years from the date of acquisition.
(ii) Trade names
This represents trade names of American National, Clearbrook, and AEL and was valued using the relief from royalty method, which derives value based on present value of the after-tax royalty savings attributable to owning the intangible asset. The useful life of the trade name is ten years for American National and AEL and five years for Clearbrook from the date of each acquisition.
(iii) Unpaid claims reserve intangible asset
As part of the acquisition of Clearbrook in November 2023, we recognized an intangible asset that represents the difference between the liability for unpaid claims and claim adjustment expenses (“CAE”) measured in accordance with the acquiring company’s accounting policies and the estimated fair value of such liability at the acquisition date. Unpaid claims reserve intangible asset is amortized based on the payout pattern of the acquired liability for unpaid claims and CAE.
(iv) Insurance licenses
Given the highly regulated nature of the insurance industry, companies are required to hold certain licenses to operate. These licenses are valued using the comparable transaction method based on observable license transactions in the insurance industry. Insurance licenses represent an indefinite-lived intangible asset.

Deferred policy acquisition costs (“DAC”) and deferred sales inducements (“DSI”)
Deferred policy acquisition costs (“DAC”) and deferred sales inducements (“DSI”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to successfully acquire insurance, reinsurance and annuity contracts, including commissions and certain underwriting, premium bonus, policy issuance and processing expenses. DSI is amortized on a constant level basis over the amortization bases selected by product, consistent with the amortization of DAC for a related product, as shown below:

Product(s)	Amortization base
Traditional life products	Nominal face amount
Life contingent payout annuities	Annualized benefit amount in force
Health products	Original annual premium
Fixed deferred annuities, fixed index annuities, variable annuities	Policy count
Universal life products	Initial face amount
Property and casualty	Earned premium
The assumptions used in the calculation for DAC and DSI are impacted by the changes in actuarial assumptions as a result of assumption reviews and updates for associated actuarial liabilities, which include full surrenders, partial withdrawals, mortality, utilization, premium persistency, reset assumptions associated with lifetime income benefit riders and the option budget assumption. The Company reviews and updates actuarial experience assumptions serving as inputs to the models that establish the expected life for DAC and other actuarial balances during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. The Company makes model refinements as necessary, and any changes resulting from these assumption updates are applied prospectively.
Amortization of DAC and DSI is included in the “Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired” on the statements of operations.
For short-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC for short-duration contracts.

Value of business acquired (“VOBA”)
Value of business acquired (“VOBA”) is an intangible asset or liability resulting from a business combination that represents the difference between the policyholder liabilities measured in accordance with the acquiring company’s accounting policies and the estimated fair value of the same acquired policyholder liabilities in-force at the acquisition date. VOBA can be either positive or negative. Positive VOBA is recorded in the “Deferred policy acquisition costs, deferred sales inducements and value of business acquired” line in the statements of financial position. Negative VOBA occurs when the estimated fair value of in-force contracts in a life insurance company acquisition is less than the amount recorded as insurance contract liabilities, and is recorded in the “Future policy benefits” in the statements of financial position.
VOBA is amortized on a basis consistent with the related policyholder liabilities over the remaining life of the acquired underlying policies using the same methodology, factors, and assumptions used to amortize DAC and DSI. Amortization of VOBA intangible asset is included in the “Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired” on the statement of operations. Amortization of VOBA intangible liability is included in “Policyholder benefits and claims incurred” on the statements of operations.

Goodwill
Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired, less any impairment recognized.
Goodwill is not amortized but is tested for impairment at least annually by first assessing whether there are events or changes in circumstances, such as deteriorating or adverse market conditions, indicating that it is more likely than not that the carrying amount of the reporting unit including goodwill may exceed the fair value. If this qualitative assessment indicates that an impairment may exist, a quantitative impairment assessment is then performed and impairment is measured and recognized as the amount by which a reporting unit's carrying value, including goodwill, exceeds its fair value, limited to the carrying amount of goodwill of the reporting unit.

Assets received or pledged as collateral
Assets received or pledged as collateral: the Company receives and pledges collateral in respect to certain derivative contracts, in order to meet its contractual obligations. The amount of collateral required is determined by the valuation of each contract on a mark-to-market basis and the type of collateral to be deposited is specified within the agreement with each counterparty.
Collateral pledged continues to be recognized in the statements of financial position as the Company retains all rights related to these assets.
Collateral received is not recognized in the statements of financial position unless the Company acquires the rights relating to the economic risks and rewards related to these assets.

Collateralized borrowing and lending transactions
Collateralized borrowing and lending transactions: Securities sold under repurchase agreements, as well as securities purchased under reverse repurchase agreements, are collateralized borrowing and lending transactions that do not qualify for sale accounting under ASC 860, Transfers and Servicing (“ASC 860”). A repurchase agreement provides the lender of securities the right to receive from the counterparty sufficient cash to purchase the same securities at the maturity of the agreement. A repurchase agreement is accounted for as a collateralized borrowing, whereas a reverse repurchase agreement is accounted for as a collateralized lending. These transactions are measured at amortized cost and are recorded at amounts at which the securities were initially sold.
For repurchase agreements, the Company recognizes an asset in the statements of financial position, representing the cash received, and a liability for the same amount, representing the obligation to repurchase the loaned securities. Repurchase agreements with the same counterparty are presented as net in the statements of financial position when the criteria to offset are met. For reverse repurchase agreements, the Company recognizes a receivable for cash provided in the statements of financial position. Securities sold under repurchase agreements continue to be recognized in the statements of financial position, while securities purchased under reverse repurchase agreements are not recognized in the statements of financial position.

Separate account assets and liabilities
Separate account assets and liabilities are funds that are held separate from the general assets and liabilities of the Company. Separate account assets include funds representing the investments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The Company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the statements of operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of the Company.

Future policy benefits (“FPB”)
Future policy benefits (“FPB”) is calculated as the present value of expected future policy benefits to be paid or on behalf of policyholders and certain related expenses, reduced by the present value of expected net premiums to be collected from policyholders. FPB relates to long duration insurance contracts such as deferred and immediate annuities with life contingencies, including PRT contracts, and certain life products. Significant assumptions used in the establishment of the FPB include longevity, mortality, and lapse rates as well as discount rates. Other principal assumptions include morbidity, incidence, terminations, claim-related expenses and other contingent events based on the respective product type. The Company groups contracts into annual or deal level cohorts based on product type and contract inception date for the purposes of calculating the liability for future policy benefits. Ceded future policy benefits are presented in “Reinsurance recoverables and deposit assets” in the statements of financial position.
The Company updates its estimate of cash flows over the entire life of a group of contracts using actual historical experience and current future cash flow assumptions. The Company reviews and updates cash flow assumptions at least annually during the third quarter of each year, and at the same time every year by cohort or product. The Company also reviews more frequently and updates its cash flow assumptions during an interim period if evidence suggests cash flow assumptions should be revised. Assumption revisions will be reflected in the net premium ratio and FPB calculation in the quarter in which assumptions are revised. The change in the liability due to actual experience is recognized in “Policyholder benefits and claims incurred” in the statements of operations.
The change in FPB that is recognized in “Policyholder benefits and claims incurred” in the statement of operations is calculated using a locked-in discount rate. The Company measures the FPB at each reporting period using both the locked-in discount rate and the current discount rate curves. The upper-medium grade discount rate used for interest accretion is locked in for the cohort and represents the original discount rate at the issue date of the underlying contracts. The FPB for all cohorts is remeasured to a current upper-medium grade discount rate at each reporting date through other comprehensive income. The Company generally interprets the original discount rate to be a rate comparable to that of a U.S. corporate single A rate that reflects the duration characteristics of the liability. The upper-medium grade discount rate is determined using observable market data, including published upper-medium grade discount curves. In situations where market data for an upper-medium grade discount curve is not available (e.g., in certain foreign jurisdictions), spreads are applied to adjust the available observable market data to an upper-medium grade discount curve. For certain long-tailed life insurance liabilities with expected future cash flows longer than the last observable tenor (30 years), the discount rate for future cash flows beyond 30 years will be held constant at the ultimate (30 years) observable forward rate.
Should the present value of actual and future expected benefits less day one FPB balance exceed the present value of actual and future expected gross premiums, the net premium ratio will be capped at 100% and a gross premium FPB will be held. The immediate charge, recognized in earnings through “Policyholder benefits and claims incurred”, will be the amount by which the uncapped net premium ratio exceeds 100% times the present value of future expected gross premium. This assessment will be performed at the cohort level.

Deferred Profit Liability (“DPL”)
Deferred profit liability (“DPL”) is gross premiums received in excess of net premiums deferred at initial recognition for limited-payment products. Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.
The DPL is amortized and recognized as “Policyholder benefits and claims incurred” in the statements of operations in proportion to expected future benefit payments from the respective insurance contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as “Policyholder benefits and claims incurred” in the statements of operations.
DPL is recorded in “Future policy benefits” on the statements of financial position and included as a reconciling item within the disaggregated rollforwards.

Policyholders' account balances (“PAB”)
Policyholders’ account balances (“PAB”) represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts and include balances related to funding agreements such as those in connection with our funding agreement-backed notes (“FABN”) program. For fixed products, these are generally equal to the accumulated deposits plus interest credited, reduced by withdrawals, payouts and accumulated policyholder assessments. Indexed product account balances with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The host value is established at inception of the contract and accreted over the policy’s life at a constant level of interest. Interest credited or index credits to policyholders’ account balances pursuant to accounting by insurance companies for certain long-duration contracts are included in “Interest sensitive contract benefits” in the statements of operations. Changes in the fair value of the embedded derivatives are included in the “Change in fair value of insurance-related derivatives and embedded derivatives” in the statements of operations. Ceded PAB are presented in “Reinsurance recoverables and deposit assets” in the statements of financial position.

Liabilities for unpaid claims and claim adjustment expenses (“CAE”)
Liabilities for unpaid claims and claim adjustment expenses (“CAE”) are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported claims (“IBNR”) liabilities. Case reserves include the liability for reported but unpaid claims and are determined on either a judgment or a formula basis depending on the timing and type of the loss. IBNR liabilities include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as IBNR claims. IBNR estimates are based on many variables including historical statistical information, inflation, legal environment, economic conditions and trends in claim severity and frequency. These liabilities also include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process. Liabilities for unpaid claims and claim adjustment expenses for health and property and casualty insurance are included in “Policy and contract claims” in the statements of financial position.

Deposit liability
Deposit liability: Reinsurance agreements that do not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk are accounted for as deposits. At initial recognition, the funds withheld or deposit liability is measured based on consideration paid or received, less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Any commission paid is recorded as a contra-liability offsetting the deposit liability and amortized to expense over the life of the agreements. The amount of the funds withheld or liability and any balances receivable from or payable to the cedant will be adjusted at subsequent reporting dates with the effective yield on the deposit to reflect actual payments to date and expected future payments with a corresponding credit or charge to interest sensitive contract benefits.

Market risk benefits (“MRB”)
Market risk benefits (“MRB”) are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose us to such risk. The Company issues certain fixed indexed annuity and fixed rate annuity contracts that provide minimum guarantees to policyholders including guaranteed minimum withdrawal benefits and guaranteed minimum death benefits that are MRBs. MRBs are measured at fair value, at the individual contract level, and can be either an asset or a liability. Contracts which contain more than one MRB feature are combined into one single MRB. The fair value is calculated using stochastic models. At contract inception, attributed fees are calculated based on the present value of the fees and assessments collectible from the policyholder relative to the present value of expected benefits paid attributable to the MRB. The attributed fees remain static over the life of the MRB and are used to calculate the fair value of the MRB using a risk neutral valuation method. The attributed fees cannot be negative and cannot exceed the total explicit fees collectible from the policyholder. The periodic change in fair value is recognized in earnings with the exception of the periodic change in fair value related to the instrument-specific credit risk, which is recognized in other comprehensive income (“OCI”).
The actuarial assumptions used in the MRB calculation are the Company’s best estimate assumptions. Assumptions are adjusted to reflect fair value by applying a margin for non-hedgeable risk and an adjustment for own credit spread through the discount rate. The risk-free discount rate is the scenario specific US treasury rate.
Market risk benefits with positive values are recorded as “Other assets” and negative fair values as “Market risk benefits” liability in the statements of financial position. The ceded MRB assets and liabilities are presented in “Reinsurance recoverables and deposit assets” on the statements of financial position.

Other Policyholder Funds
Other policyholder funds include the liabilities for participating insurance policies. For the majority of participating life insurance business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force.
Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses).
For certain blocks of participating life insurance business, the allocation of dividends to participating policy owners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

Premium, benefits, claims incurred, and expenses
Net premiums, other policy revenue and policyholder benefits and claims incurred include policyholder activity from our various insurance contracts, including annuity products.
Traditional ordinary life and health premiums are recognized as revenue when due within “Net premiums” in the statements of operations. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts within “Policyholder benefits and claims incurred” in the statements of operations.
Annuity premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due within “Net premiums” in the statements of operations.
Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges, living income benefit rider charges assessed against policyholders’ account balances during the period. In the case of variable annuities, administrative fees assessed to contract holders. These revenues are included within “Other policy revenue” in the statements of operations.
Universal life and single premium whole life revenues represent amounts assessed to policyholders including amounts recorded as “Other policy revenue” in the statements of operations such as mortality charges, surrender charges actually paid, and earned policy service fees. Amounts included in the statements of operations as “Policyholder benefits and claims incurred” are claims in excess of account balances returned to policyholders. Interest credited to account balances is included within “Interest sensitive contract benefits” in the statements of operations.
Property and casualty premiums are recognized as revenue over the period of the contract in proportion to the amount of insurance protection, which is generally evenly over the contract period. Claims incurred consist of claims and CAE paid and the change in reserves.
Gross premiums for PRT contracts issued are recognized as revenue when due and collection is reasonably assured. When premiums are recognized, future policy benefits are computed, whereby premiums are offset by changes in future policy benefits included within “Policyholder benefits and claims incurred” on the statements of operations, provided that net premium ratio does not exceed 100% (i.e., present value of total policyholder benefits and expenses does not exceed gross premiums). Premiums ceded are recognized when due and in accordance with the terms of the contractual agreement between the Company and reinsurer. Premium refunds, if any, are recognized on an accrual basis. Policyholder benefits are recorded in the statements of operations when they are due and incurred.

Investment related gains (losses)
Investment related gains (losses) include realized gains and losses on investments representing the difference between net sale proceeds and the carrying value, mark-to-market gains (losses) on investments carried at fair value, allowance for credit loss and foreign exchange gains (losses), determined on the basis of specific identification based on the trade date for all security transactions.

Net investment results from funds withheld	Net investment results from reinsurance funds withheld represent investment income and changes in fair value of derivatives embedded in reinsurance funds withheld arrangements.
Current tax assets and liabilities and deferred income tax
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities within a year. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the end of each year.
Deferred income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for the expected future tax consequences of events that have been included in the financial statements under the asset and liability method. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law and results of recent operations. If we determine that we would not be able to realize our DTAs in the future in excess of their net recorded amount, we would recognize a DTA valuation allowance, which would increase the provision for income taxes.
We record uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (i) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We record interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Foreign currencies
Foreign currencies: the local currency of our foreign subsidiaries is deemed to be the functional currency of the country in which these subsidiaries operate. The financial statements of the Company’s foreign subsidiaries are translated into USD at the exchange rate in effect at the end of a reporting period for assets and liabilities and at average exchange rates during the period for the statements of operations.
The unrealized gains and losses from the translation of the net assets are recorded as unrealized foreign currency translation adjustments and included in accumulated other comprehensive income (“AOCI”). Changes in unrealized foreign currency translation adjustments are included in other comprehensive income (“OCI”). Gains and losses from foreign currency transactions of the Company’s invested assets are reported in “Investment related gains (losses)” in the statements of operations. Gains and losses from foreign currency transactions of the Company’s insurance liabilities are reported in “Policyholder benefits and claims incurred” in the statements of operations.

Segments	Segments: in accordance with ASC 280, Operating Segments, the Company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer who review the results of operations when making decisions about capital allocation and investment strategies, as well as product mix and pricing of insurance products. The Company’s operations are organized into four reportable segments: Annuities, P&C, Life Insurance and Corporate and Other
Earnings per share
Earnings per share: the holders of the class C shares are entitled to receive distributions if, as and when declared or authorized. Our Board of Directors has adopted a policy that, to the extent the Company pays any distributions on its class C shares, such distributions on the class C shares may be paid quarterly in an amount equal to our company’s Distributable Operating Earnings (see Note 27 for further information) per class C share after payment of distributions on the class A exchangeable shares, class A-1 exchangeable shares, class B shares and any other shares ranking senior to the class C shares and after reasonable provision for any other applicable obligations and commitments. Earnings per share is calculated and presented for class C shares. Class A exchangeable shares and class B shares are not considered participating securities nor considered to be common stock, and consequently earnings per share is not applicable to these classes of shares.
Basic earnings per share attributable to class C shareholders are calculated by dividing the Company’s net income, less distributions payable to class A and class A-1 exchangeable and class B shareholders and dividends payable to redeemable junior preferred shares, by the weighted average number of class C shares outstanding during the year.

Litigation contingencies
Litigation contingencies: Existing and potential litigation is reviewed quarterly to determine if any adjustments to liabilities for probable losses are necessary. Reserves for losses are established whenever they are probable and reasonably estimable. If not one estimate within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the range.

Reclassification
Reclassification
To better reflect the nature of borrowings, we have reclassified line items on our statements of financial position associated with our borrowings. This change in presentation had no impact on our comprehensive income, as well as total assets, liabilities and equity.